Fair Value Measurements (Details) - Schedule of Assumptions Used in Estimating the Fair Value - $ / shares	3 Months Ended	6 Months Ended
	Dec. 21, 2023	Mar. 31, 2024
Earnout Liability [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Stock price (in Dollars per share)	$ 10.66	$ 2.01
Expected volatility	50.00%	60.00%
Risk-free rate	3.90%	4.10%
Contractual term	8 years	7 years 8 months 12 days
PIPE Make-Whole Liability [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Stock price (in Dollars per share)	$ 10.17	$ 1.56
Expected volatility	49.00%	51.00%
Risk-free rate	5.40%	5.40%
Contractual term	4 years	3 years